Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Use of Estimates
Use of estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other Comprehensive Income/(Loss)
Other comprehensive income/(loss)

The Company follows the accounting guidance relating to comprehensive income/(loss), which requires separate presentation of certain transactions that are recorded directly as components in Stockholder’s equity. The Company has no other comprehensive loss items and, accordingly, comprehensive loss equals net income/ (loss) for the period presented.

Foreign Currency Translation
Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive loss.

Earnings Per Share
Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common stock outstanding during the period. The computation of basic earnings per share is calculated by dividing by the weighted average number of shares.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.